Disposal group held for sale	12 Months Ended
Dec. 31, 2019
Disposal group held for sale [abstract]
Disposal group held for sale
20	Disposal group held for sale

On 31 July 2018, Shandong Power entered into an acquisition agreement with Taishan Power, a subsidiary of Huaneng Group, to acquire certain equity interest of Laizhou Wind Power. According to the acquisition agreement, part or all of the wind power generators of Laizhou Wind Power could be dismantled upon the requirement of the local government after the completion of the acquisition. In that case, Shandong Power is entitled to request Taishan Power or another third party designated by Taishan Power to repurchase 80% equity interests of Laizhou Wind Power in cash at fair value (no less than the fair value of equity interest of Laizhou Wind Power in the acquisition agreement).

In December 2018, as part of the wind power generators of Laizhou Wind Power had been dismantled, which is the case in the acquisition agreement, Shandong Power intended to sell 80% equity interests of Laizhou Wind Power back to Taishan Power. The assets and liabilities of Laizhou Wind Power are presented as a disposal group held for sale in the consolidated financial statements.

In 2019, some of the wind turbines were dismantled and a disposal loss of RMB166 million was recorded. In 2019, Shandong Power, Taishan Power and Huaneng Energy & Communications Holdings Co., Ltd.(“Huaneng Energy&Communications”), a subsidiary of Huaneng Group, entered into an agreement, which Taishan Power designates Huaneng Energy & Communication to purchase the 80% of equity interests of Laizhou Wind Power from Shandong Power, at a cash consideration of RMB1.05 million. The disposal of Laizhou Wind Power does not constitute a discontinued operation of the Group.

The transaction was completed on 27 December 2019. At the date of disposal, the carrying values of the net assets of the disposal group are as follows:

Date of disposal
RMB’000
Property, plant and equipment
and other non-current assets	364,184
Land use rights	29,924
Other non-current assets	1,752
Inventories	3
Other receivables and assets	3,006
Accounts receivable	44,603
Bank balances and cash	28,208
Long-term loans	513,200
Accounts payable and other liabilities	67,514
Taxes payable	2,365
Current portion of long-term loans	68,800
Non- controlling interest	(36,040)

Net asset subject to disposal	(144,159)
Consideration	1,050
Gain on disposal of a subsidiary	145,209
Loss on disposal of wind turbines	(165,540)
Net impact on disposal	(20,331)

RMB’000
Satisfied by:
Cash received in 2019	525
Receivable as at 31 December 2019	525

Total consideration	1,050

An analysis of the net inflow of cash and cash equivalents in respect of the disposal of a subsidiary is as follows:

2019
RMB’000

Cash consideration received	525
Cash and bank balances disposed of	(28,208)
Net inflow of cash and cash equivalents in respect of the disposal of a subsidiary	(27,683)